PERSONNEL EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Salaries	R$ (12,834,443)	R$ (11,094,886)	R$ (10,319,187)
Benefits	(5,035,853)	(5,519,234)	(5,270,848)
Social security charges	(4,377,868)	(3,938,917)	(3,738,015)
Employee profit sharing	(2,074,010)	(1,585,405)	(1,384,381)
Training	(119,888)	(138,868)	(102,027)
Total	R$ (24,442,062)	R$ (22,277,310)	R$ (20,814,458)